Interest in Other Entities (Details)			1 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 30, 2023	Oct. 31, 2024	Oct. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Percentage of mineral property assets					90.80%
Waterbury Lake Uranium Corp
Disclosure of subsidiaries [line items]
Participating Interest					100.00%
Place Of Business, Joint Operations					Canada
Ownership interest, Joint Operations					60.00%	60.00%
Waterbury Lake Uranium LP
Disclosure of subsidiaries [line items]
Participating Interest					100.00%
Place Of Business, Joint Operations					Canada
Ownership interest, Joint Operations					70.32%	69.35%
Voting interest percentage					75.00%
Wheeler River Joint Venture
Disclosure of subsidiaries [line items]
Participating Interest					91.86%
Place Of Business, Key Contractual Arrangements					Canada
Ownership Interest, in Key Contractual Arrangements					90.00%	90.00%
Midwest Joint Venture
Disclosure of subsidiaries [line items]
Participating Interest					25.17%
Place Of Business, Key Contractual Arrangements					Canada
Ownership Interest, in Key Contractual Arrangements					25.17%	25.17%
Mann Lake Joint Venture
Disclosure of subsidiaries [line items]
Place Of Business, Key Contractual Arrangements					Canada
Ownership Interest, in Key Contractual Arrangements					30.00%	30.00%
Wolly Joint Venture
Disclosure of subsidiaries [line items]
Participating Interest					20.77%
Place Of Business, Key Contractual Arrangements					Canada
Ownership Interest, in Key Contractual Arrangements					20.77%	20.77%
McClean Lake Joint Venture
Disclosure of subsidiaries [line items]
Participating Interest					22.50%
Place Of Business, Key Contractual Arrangements					Canada
Ownership Interest, in Key Contractual Arrangements					22.50%	22.50%
Denison Mines Inc.
Disclosure of subsidiaries [line items]
Place Of Business, Subsidiaries					Canada
Ownership interest, Subsidiaries					100.00%	100.00%
Denison AB Holdings Corp.
Disclosure of subsidiaries [line items]
Place Of Business, Subsidiaries					Canada
Ownership interest, Subsidiaries					100.00%	100.00%
Denison Waterbury Corp
Disclosure of subsidiaries [line items]
Place Of Business, Subsidiaries					Canada
Ownership interest, Subsidiaries					100.00%	100.00%
Ownership interest, Joint Operations	69.35%	67.41%	70.32%	69.35%	60.00%
9373721 Canada Inc.
Disclosure of subsidiaries [line items]
Place Of Business, Subsidiaries					Canada
Ownership interest, Subsidiaries					100.00%	100.00%
Denison Mines (Bermuda) I Ltd
Disclosure of subsidiaries [line items]
Place Of Business, Subsidiaries					Bermuda
Ownership interest, Subsidiaries					100.00%	100.00%
JCU
Disclosure of subsidiaries [line items]
Participating Interest					50.00%
Place Of Business, Joint Operations					Canada
Ownership interest, Joint Operations					50.00%	50.00%
JCU | Wheeler River Joint Venture
Disclosure of subsidiaries [line items]
Additional Ownership Interest In Joint venture					5.00%